Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0001161728
Registrant Name	MGE Energy, Inc.
Registration File Number	333-293693
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A